Gain / (loss) on sale of vessels - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2024	Feb. 29, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Gain / (loss) on vessels sold				$ 12,322	$ (6,917)
Ardmore Seafarer
Lessee, Lease, Description [Line Items]
Vessel sales price		$ 27,100
Gain / (loss) on vessels sold	$ 12,300			$ 12,322
Ardmore Sealancer [Member]
Lessee, Lease, Description [Line Items]
Gain / (loss) on vessels sold					$ (728)
Ardmore Sealeader & Ardmore Sealifter
Lessee, Lease, Description [Line Items]
Vessel sales price			$ 40,700
Gain / (loss) on vessels sold			$ (6,900)